Other Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Commitments and Contingencies
Note 16—Other Commitments and Contingencies
Contractual commitments for
 the
construction of leasehold improvements w
ere
 €8.5 million and €0.0 million for the financial years ended December 31, 2019 and 2018, respectively.
With certain suppliers, the Company has agreed minimum commitments related to manufacturing of product supply, subject to continuous negotiation and adjustments according to the individual contractual terms and conditions. Delivery of product supply is recognized when the Company obtains control of the goods.
Of other contractual commitments, the Company has entered into short term leases and leases of low value equipment, and service contracts of various lengths in respect of research and development,
IT-
and facility related services. In addition, the Company’s lease activities establish contractual commitments in relation to non-lease
components which consists of utilities, maintenance, levies, and other services. Costs relating to those commitments are recognized as services are received.